LVIP SSGA SMID Cap Managed Volatility Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.52%
INVESTMENT COMPANIES–97.52%
Equity Funds–97.52%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	8,187,015	$108,068,597
LVIP SSGA Small-Cap Index Fund	12,215,492	428,604,956
Total Affiliated Investments (Cost $382,550,747)		536,673,553

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–2.20%
INVESTMENT COMPANY–2.20%
Money Market Fund–2.20%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	12,126,241	$12,126,241
Total Unaffiliated Investment (Cost $12,126,241)		12,126,241

TOTAL INVESTMENTS–99.72% (Cost $394,676,988)	548,799,794
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.28%	1,549,155
NET ASSETS APPLICABLE TO 42,235,588 SHARES OUTSTANDING–100.00%	$550,348,949

✧✧Standard Class shares.

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
97	CME E-mini Russell 2000 Index Futures	$12,184,170	$12,422,677	6/18/26	$—	$(238,507)
6	CME E-mini S&P MidCap 400 Index Futures	2,037,900	2,023,005	6/18/26	14,895	—
Total Futures Contracts					$14,895	$(238,507)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA SMID Cap Managed Volatility Fund–1

LVIP SSGA SMID Cap Managed Volatility Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.52%@
Equity Funds-97.52%@
✧✧LVIP SSGA Mid-Cap Index Fund	$113,530,624	$—	$8,474,980	$953,337	$2,059,616	$108,068,597	8,187,015	$—	$—
✧✧LVIP SSGA Small-Cap Index Fund	455,639,536	—	32,061,099	7,916,017	(2,889,498)	428,604,956	12,215,492	—	—
Total	$569,170,160	$—	$40,536,079	$8,869,354	$(829,882)	$536,673,553		$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
LVIP SSGA SMID Cap Managed Volatility Fund–2